Castle Tandem Fund
		Schedule of Investments
	September 30, 2024 (Unaudited)
Shares / Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
3,500	Expeditors International of Washington, Inc.	$ 459,900	1.44%

Beverages
10,500	Brown-Forman Corporation - Class B	516,600	1.62%

Cable & Other Pay Television Services
21,900	Comcast Corporation - Class A	914,763	2.87%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
6,700	The J.M. Smucker Company	811,370	2.54%

Electric Services
13,000	NextEra Energy, Inc.	1,098,890	3.44%

Electronic Connectors
14,200	Amphenol Corporation - Class A	925,272	2.90%

Industrial Instruments For Measurement, Display, and Control
700	Roper Technologies, Inc.	389,508	1.22%

Insurance Agents, Brokers & Services
7,900	Brown & Brown, Inc.	818,440	2.57%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
3,500	Steris PLC (Ireland)	848,890	2.66%

Pharmaceutical Preparations
9,700	Abbott Laboratories	1,105,897
4,600	Johnson & Johnson	745,476
		1,851,373	5.80%

Refuse Systems
2,300	Republic Services, Inc.	461,932
3,600	Waste Connections, Inc. (Canada)	643,752
		1,105,684	3.47%

Retail - Variety Stores
700	Costco Wholesale Corporation	620,564	1.94%

Security & Commodity Brokers, Dealers, Exchanges & Services
7,900	Cboe Global Markets, Inc.	1,618,473
7,900	Intercontinental Exchange, Inc.	1,269,056
		2,887,529	9.05%

Security Brokers, Dealers & Flotation Companies
900	BlackRock, Inc.	854,559
400	MarketAxess Holdings Inc.	102,480
		957,039	3.00%

Services - Business Services, NEC
2,300	Accenture PLC - Class A (Ireland)	813,004
1,800	Mastercard, Inc. - Class A	888,840
4,100	Visa, Inc. - Class A	1,127,295
		2,829,139	8.87%

Services - Computer Integrated Systems Design
4,900	Jack Henry & Associates, Inc.	865,046	2.71%

Services - Computer Processing & Data Preperation
1,700	Automatic Data Processing, Inc.	470,441
1,700	Verisk Analytics, Inc.	455,532
		925,973	2.90%

Services - Computer Programming, Data Processing, Etc.
2,400	FactSet Research Systems, Inc.	1,103,640	3.46%

Services - Management Consulting Services
4,100	Genpact Limited (Bermuda)	160,761	0.50%

Services - Prepackaged Software
2,000	Microsoft Corporation	860,600	2.70%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,000	Church & Dwight Co.	523,600	1.64%

Surgical & Medical Instruments & Apparatus
3,500	Becton, Dickinson and Company	843,850
4,900	ResMed, Inc.	1,196,188
2,700	Stryker Corporation	975,402
		3,015,440	9.45%

Water Supply
19,700	Essential Utilities, Inc.	759,829	2.38%

Total for Common Stocks (Cost - $16,447,524)		25,249,850	79.13%

REAL ESTATE INVESTMENT TRUSTS
10,400	Terreno Realty Corporation	695,032	2.18%
	(Cost - $565,215)

GOVERNMENT SECURITIES
1,250,000	U.S. Treasury Bill, 0.00%, 10/1/2024 * **	1,250,000
1,250,000	U.S. Treasury Bill, 4.11%, 10/8/2024 * **	1,248,862
1,250,000	U.S. Treasury Bill, 4.39%, 10/15/2024 * **	1,247,707
1,250,000	U.S. Treasury Bill, 4.66%, 10/22/2024 * **	1,246,546
	(Cost - $4,992,938)	4,993,115	15.65%

MONEY MARKET FUNDS
979,674	Goldman Sachs FS Government Fund Institutional - 4.78% ***	979,674	3.07%
	(Cost - $979,674)

	Total Investments	31,917,671	100.03%
	(Cost - $22,985,351)

	Liabilities in Excess of Other Assets	(11,059)	-0.03%

	Net Assets	$ 31,906,612	100.00%

* Zero coupon bond. Coupon rate disclosed represents 7-day yield at September 30, 2024.
** Level 2 Security.
*** The yield shown represents the 7-day yield at September 30, 2024.